PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS, NET

Fixed assets, net consisted of the following:

	September 30, 2021	December 31, 2020	Estimated Useful Life
	(unaudited)
Equipment	$113,638	$79,737	3 years
Less: accumulated depreciation and amortization	(37,473)	(14,945)
Property, plant, and equipment, net	$76,165	$64,792

Fixed assets, net consisted of the following:

	December 31, 2020	Estimated Useful Life

Equipment	$79,737	3 years

Property, plant, and equipment, gross	79,737
Less: accumulated depreciation and amortization	(14,945)
Property, plant, and equipment, net	$64,792